Cash and cash equivalents (Details) - ARS ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash and banks	$ 867	$ 2,957
Time deposits		595
Mutual funds	763	2,627
Total cash and cash equivalents	$ 1,630	$ 6,179